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                               SEPARATE ACCOUNT KG
                            (KEMPER GATEWAY ADVISOR)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

       SUPPLEMENT DATED DECEMBER 31, 2000 TO PROSPECTUS DATED MAY 1, 2000


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The Dreyfus Socially Responsible Growth Fund of the Dreyfus Socially Responsible
Growth Fund, Inc. and the Dreyfus VIF MidCap Stock Portfolio of Dreyfus Variable Investment Fund each offer two classes of shares: Service shares and Initial shares. Each Fund's prospectus dated December 31, 2000 describes the Service shares and the Initial shares. Currently, only the Funds' Initial shares are available for investment under the Contracts.

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SUPPLEMENT DATED DECEMBER 31, 2000